Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,765,612.60

Principal:
Principal Collections	$22,075,282.95
Prepayments in Full	$16,263,792.29
Liquidation Proceeds	$331,794.59
Recoveries	$943.73
Sub Total	$38,671,813.56
Collections	$42,437,426.16

Purchase Amounts:
Purchase Amounts Related to Principal	$140,804.75
Purchase Amounts Related to Interest	$653.03
Sub Total	$141,457.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,578,883.94

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,578,883.94
Servicing Fee	$859,348.95	$859,348.95	$0.00	$0.00	$41,719,534.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,719,534.99
Interest - Class A-2 Notes	$121,402.07	$121,402.07	$0.00	$0.00	$41,598,132.92
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$41,405,312.09
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$41,335,859.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,335,859.59
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$41,298,034.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,298,034.17
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$41,268,216.17
Third Priority Principal Payment	$13,380,383.83	$13,380,383.83	$0.00	$0.00	$27,887,832.34
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$27,847,051.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,847,051.84
Regular Principal Payment	$34,425,383.30	$27,847,051.84	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,578,883.94

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$13,380,383.83
Regular Principal Payment					$27,847,051.84
Total					$41,227,435.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$41,227,435.67	$99.27	$121,402.07	$0.29	$41,348,837.74	$99.56
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$41,227,435.67	$30.72	$492,099.32	$0.37	$41,719,534.99	$31.09

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$383,374,943.99	0.9231277	$342,147,508.32	0.8238563
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,003,014,943.99	0.7473808	$961,787,508.32	0.7166608

Pool Information
Weighted Average APR	4.388%	4.378%
Weighted Average Remaining Term	50.53	49.68
Number of Receivables Outstanding	49,262	47,985
Pool Balance	$1,031,218,740.07	$992,161,080.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,001,197,076.67	$963,324,560.16
Pool Factor	0.7619431	0.7330843

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$14,882,416.21
Yield Supplement Overcollateralization Amount	$28,836,520.70
Targeted Overcollateralization Amount	$36,951,904.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,373,572.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		145	$245,984.71
(Recoveries)		10	$943.73
Net Losses for Current Collection Period			$245,040.98
Cumulative Net Losses Last Collection Period			$666,987.00
Cumulative Net Losses for all Collection Periods			$912,027.98

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.29%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.90%	406	$8,933,371.10
61-90 Days Delinquent	0.06%	27	$579,333.46
91-120 Days Delinquent	0.01%	4	$88,399.36
Over 120 Days Delinquent	0.01%	3	$70,666.70
Total Delinquent Receivables	0.97%	440	$9,671,770.62

Repossession Inventory:
Repossessed in the Current Collection Period		28	$758,203.71
Total Repossessed Inventory		45	$1,277,913.70

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1848%
Preceding Collection Period			0.2002%
Current Collection Period			0.2907%
Three Month Average			0.2252%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0593%
Preceding Collection Period			0.0751%
Current Collection Period			0.0709%
Three Month Average			0.0684%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer